Principal accountant fees and services (Tables)	12 Months Ended
Dec. 31, 2023
Principal accountant fees and services
Schedule of fees for auditor and its affiliates

Fees
in € THOUS
	Consolidated	thereof	Consolidated	thereof	Consolidated	thereof
	group	Germany	group	Germany	group	Germany
	2023		2022		2021

Audit fees	14,250	3,215	14,354	2,961	10,524	2,041
Audit-related fees	1,897	937	686	301	1,038	614
Tax fees	—	—	1,204	—	633	—
Other fees	—	—	2,940	2,940	1,817	1,813